Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	May 31, 2011
Supplement [Text Block]	cik0001217286_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Research Equity Plus Fund

Prospectuses dated November 1, 2010, as supplemented

(Class A, Class C, Select Class, Class R2 and Class R5)

JPMorgan U.S. Research Equity Plus Fund

Prospectus dated May 31, 2011

(Class R6)

(a series of JPMorgan Trust I)

Supplement dated June 30, 2011

to the Prospectuses as dated above

Effective immediately, the first two paragraphs under "What are the Fund's main investment strategies?" are hereby deleted and replaced with the following:

Under normal circumstances, at least 80% of the value of the Fund's Assets, which are expected to include both long and short positions, will invest in equity securities of large capitalization, U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large capitalization companies are companies with market capitalizations of at least $4 billion at the time of purchase. In implementing its strategy, the Fund invests primarily in common stocks, real estate investment trusts (REITs) and depositary receipts. The adviser also generally is sector neutral relative to the S&P 500 Index and emphasizes stock selection as the primary means of generating returns.

"Plus" in the Fund's name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies that do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund's adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund's net exposure to the market at a level similar to a traditional "long only" strategy. Short sales involve the sale of a security which the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan U.S. Research Equity Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001217286_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Research Equity Plus Fund

Prospectus dated May 31, 2011

(Class R6)

(a series of JPMorgan Trust I)

Supplement dated June 30, 2011

to the Prospectuses as dated above

Effective immediately, the first two paragraphs under "What are the Fund's main investment strategies?" are hereby deleted and replaced with the following:

Under normal circumstances, at least 80% of the value of the Fund's Assets, which are expected to include both long and short positions, will invest in equity securities of large capitalization, U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large capitalization companies are companies with market capitalizations of at least $4 billion at the time of purchase. In implementing its strategy, the Fund invests primarily in common stocks, real estate investment trusts (REITs) and depositary receipts. The adviser also generally is sector neutral relative to the S&P 500 Index and emphasizes stock selection as the primary means of generating returns.

"Plus" in the Fund's name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies that do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund's adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund's net exposure to the market at a level similar to a traditional "long only" strategy. Short sales involve the sale of a security which the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE